Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
CORPORATE INFORMATION

1 CORPORATE INFORMATION

Anghami Inc. (the “Group” or the “Parent”), was incorporated as a Cayman Islands exempted Group on March 1, 2021 with its registered office at Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The mailing address of our principal executive office is 16th Floor, Al-Khatem Tower, WeWork Hub71, Abu Dhabi Global Market Square, Al Maryah Island, Abu Dhabi, United Arab Emirates.

The principal activity of the Group is digital entertainment and online streaming including music, podcasts, music videos, live events, movies and series. The Group has a freemium business model whereby premium (paying) users get unlimited access to online streaming content, ads free streaming experience, and unlimited downloads. The ad-supported users do not pay subscription fees and are provided with limited access to on-demand online streaming content without the ability to download content. The Group secures its content via licenses with labels and independent artists to provide its service.

On April 1st, 2024, OSN+, the region’s leading streaming platform for premium video content, and Anghami Inc. have announced a deal. The investment from the OSN Group materialized via the newly created SPV OSN Streaming Limited (“OSN Streaming”) and was realized through transfer of OSN+ asset to Anghami for a total consideration of USD 136,499,983, comprising of the brand valued at USD 76,000,000, the subscribers relationship valued at USD 19,000,000, and a cash consideration for a total of USD 41,499,983. The fair value of the intangible assets recognized has been determined by an external third party expert. Please refer to note 16 and note 20 for more information.

The OSN group investment in Anghami was executed via a structured approach: Panther Media Group Limited (“PMGL”) established Panther Media Holding Limited (“PMHL”) a wholly owned Special Purpose Vehicle (SPV) in the Dubai International Financial Centre (DIFC), which then created OSN Streaming Holding Limited another Special Purpose Vehicle (SPV) in the Dubai International Financial Center (DIFC) which ultimately then created OSN Streaming, a subsidiary SPV in the Cayman Islands.

The transaction has resulted in the issuance of 36,985,507 common shares to OSN Streaming. Please refer to note 20 for more information. OSN Group is the majority shareholder of OSN Streaming with a 55.25% ownership percentage.